Consolidated Statements of Financial Position	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash and cash equivalents [note 7]	$ 12,202,513	$ 18,104,899
Accounts receivable [note 8]	17,639,616	3,329,653
Costs and profits in excess of billings on uncompleted contracts [note 9]	4,922,710	1,073,633
Inventory [note 24]	887,590
Investment tax credits receivable [note 10]	256,513	567,059
Income taxes receivable	117,029
Current portion of deposits [note 13]	1,328,452	1,421,246
Current portion of royalties receivable [note 12]	311,111
Contract assets	375,789	694,301
Prepaid expenses	717,661	145,996
Total current assets	38,758,984	25,336,787
Non-current assets
Deposits [note 13]	248,756	301,341
Strategic investments [note 11]	14,901,659	39,991,750
Property and equipment [note 14]	3,712,937	2,529,570
Right-of-use assets [note 15]	5,765,993	3,701,000
Royalties receivable [note 12]	947,543	1,060,000
Investment tax credits receivable [note 10]		705,316
Intangible assets [note 16]	2,774,198	905,614
Goodwill [note 17]	2,660,607
Total assets	69,770,677	74,531,378
Current liabilities
Accounts payable and accrued liabilities [note 18]	10,069,177	4,708,051
Billings in excess of costs and profits on uncompleted contracts [note 19]	9,400,231	6,592,972
Current portion of term loans [note 20]	83,004	12,208
Current portion of lease liabilities [note 15]	2,934,236	225,977
Balance due on business combination [note 5]	2,242,503
Income taxes payable	23,048
Total current liabilities	24,752,199	11,539,208
Non-current liabilities
Lease liabilities [note 15]	2,389,729	2,762,565
Term loans [note 20]	107,901	100,499
Balance due on business combination [note 5]	1,709,700
Deferred income taxes [note 31]	42,394	706,000
Total liabilities	29,001,923	15,108,272
Shareholders' equity [note 22]
Common shares and warrants	82,104,086	67,950,069
Contributed surplus	19,879,055	10,480,310
Accumulated other comprehensive income	3,444
Deficit	(61,217,831)	(19,007,273)
Total shareholders' equity	40,768,754	59,423,106
Total liabilities and shareholders' equity	$ 69,770,677	$ 74,531,378